Mineral Interests, Property and Equipment	12 Months Ended
Dec. 31, 2025
Mineral Interests, Property and Equipment [Abstract]
Mineral Interests, Property and Equipment
9.	Mineral Interests, Property and Equipment

($000s)	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets [1]	Total
Cost
As at January 1, 2024	756,806	198,066	175,490	3,218	1,133,580
Additions	45,784	80,145	-	836	126,765
Disposals [3]	-	-	-	(1,326)	(1,326)
Transfers	-	(232)	232	-	-
As at December 31, 2024	802,590	277,979	175,722	2,728	1,259,019
Additions	104,751	77,174	45	565	182,535
Reclassification to assets held for distribution	(83,389)	-	-	-	(83,389)
As at December 31, 2025	823,952	355,153	175,767	3,293	1,358,165
Accumulated Depreciation
As at January 1, 2024	-	-	3,587	1,529	5,116
Depreciation expense [2]	-	-	2,605	842	3,447
Disposals [3]	-	-	-	(968)	(968)
As at December 31, 2024	-	-	6,192	1,403	7,595
Depreciation expense [2]	-	-	2,475	423	2,898
As at December 31, 2025	-	-	8,667	1,826	10,493
Net Book Value
As at December 31, 2024	802,590	277,979	169,530	1,325	1,251,424
As at December 31, 2025	823,952	355,153	167,100	1,467	1,347,672

1.	Right-of-use assets consist of property and equipment related to assets leased and accounted for under IFRS 16
2.	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress
3.	Disposals relate to equipment lease cancellations at KSM

Mineral interests, property and equipment additions by project are as follows.

	Balance at	Additions					Reclassification	Balance at
($000s)	January 1, 2025	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	to assets held for distribution	December 31, 2025
Additions
KSM	1,023,292	75,760	77,174	45	565	153,544	-	1,176,836
Courageous Lake	82,609	780	-	-	-	780	(83,389)	-
Iskut	81,140	19,861	-	-	-	19,861	.	101,001
Snowstorm	40,538	1,517	-	-	-	1,517	-	42,055
3 Aces	30,058	6,735	-	-	-	6,735	-	36,793
Grassy Mountain	771	98	-	-	.	98	-	869
Corporate	611	-	-	-	-	-	-	611
Total	1,259,019	104,751	77,174	45	565	182,535	(83,389)	1,358,165

	Balance at	Additions					Balance at
($000s)	January 1, 2024	Mineral interests	Construction in progress	Property & equipment	Right-of-use assets	Total Additions	December 31, 2024
Additions
KSM	928,412	15,225	80,145	-	836	96,206	1,024,618
Courageous Lake	81,519	1,090	-	-	-	1,090	82,609
Iskut	64,078	17,062	-	-	-	17,062	81,140
Snowstorm	39,459	1,079	-	-	-	1,079	40,538
3 Aces	18,730	11,328	-	-	-	11,328	30,058
Grassy Mountain	771	-	-	-	-	-	771
Corporate	611	-	-	-	-	-	611
	1,133,580	45,784	80,145	-	836	126,765	1,260,345
KSM transfers	-	-	(232)	232	-	-	-
KSM disposals	-	-	-	-	(1,326)	(1,326)	(1,326)
Total	1,133,580	45,784	79,913	232	(490)	125,439	1,259,019

Continued exploration of the Company’s mineral properties is subject to certain lease payments, project holding costs, rental fees and filing fees.

a)	KSM

In 2001, the Company purchased a 100% interest in contiguous claim blocks in the Skeena Mining Division, British Columbia. The vendor maintains a 1% net smelter royalty interest on the project, subject to maximum aggregate royalty payments of $4.5 million. The Company is obligated to purchase the net smelter royalty interest for the price of $4.5 million in the event that a positive feasibility study demonstrates a 10% or higher internal rate of return after tax and financing costs.

In 2011 and 2012, the Company completed agreements granting a third party an option to acquire a 2% net smelter royalty on all gold and silver production sales from KSM for a payment equal to the lesser of $160 million or US$200 million. The option is exercisable for a period of 60 days following the announcement of receipt of all material approvals and permits, full project financing and certain other conditions for KSM.

In December 2020, the Company purchased the East Mitchell property from Pretium Resources Inc. The East Mitchell property, located in the same valley that hosts KSM’s Mitchell deposit, was purchased for $127.5 million in cash, a 1.5% net smelter royalty on East Mitchell property production, and a conditional payment of US$20 million, payable following the earlier of (i) commencement of commercial production from East Mitchell property, and (ii) announcement by the Company of a bankable feasibility study which includes production of reserves from the East Mitchell property. US$15 million of the conditional payment can be credited against future royalty payments.

Additions to construction in progress consisted of $38.0 million (2024 - $44.5 million) of KSM assets under construction costs, $36.8 million (2024 - $32.9 million) of capitalized borrowing costs related to the secured note liabilities interest expense, and $2.4 million (2024 - $2.6 million) of capitalized depreciation expense. In 2024, $0.2 million was transferred from construction in progress to property and equipment.

b)	Iskut

On June 21, 2016, the Company purchased 100% of the common shares of SnipGold Corp. which owns the Iskut Project, located in northwestern British Columbia.

c)	Snowstorm

In 2017, the Company purchased 100% of the common shares of Snowstorm Exploration LLC which owns the Snowstorm Project, located in northern Nevada. In connection with the acquisition, the Company has agreed to make a conditional cash payment of US$2.5 million, payable to Paulson Gold Holdings, LP, if exploration activities at the Snowstorm Project result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101 and a further cash payment of US$5.0 million, to the same party, on the delineation of an additional five million ounces of gold resources.

d)	3 Aces

In 2020, the Company acquired a 100% interest in the 3 Aces gold project in the Yukon, Canada from Golden Predator Mining Corp. through the issuance of 300,000 common shares valued at $6.6 million. Should the project attain certain milestones, including the confirmation of a National Instrument 43-101 compliant mineral resource of 2.5 million ounces of gold, the Company will pay an additional $1 million, and upon confirmation of an aggregate mineral resource of 5 million ounces of gold, the Company will pay an additional $1.25 million.

e)	Grassy Mountain

In 2013, the Company sold 100% of its interest in the Grassy Mountain Project with a net book value of $0.8 million retained within mineral properties, related to the option to either receive, at the discretion of the Company, a 10% net profits interest royalty or a $10 million cash payment. Settlement is due four months after the later of: the day that the Company receives a feasibility study on the project; and the day that the Company is notified that permitting and bonding for the mine is in place. The current owner of the Grassy Mountain Project is Paramount who completed a feasibility study in 2020. As of December 31, 2025, no amount has been paid or accrued in respect of this payment.